Commitments and Contingencies	6 Months Ended
Jan. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Commitments and Contingencies
17: Commitments and Contingencies
Sales and Other Taxes
The Company’s cloud solutions and services are subject to sales and other taxes in certain jurisdictions where the Company does business. The Company bills sales and other taxes to customers and remits these to the respective government authorities. Taxing jurisdictions have differing rules and regulations, which are subject to varying interpretations that may change over time. There may be assessments for sales tax jurisdictions in which the Company has not accrued a sales tax liability. The Company has been unable to assess the probability, or estimate the amount, of this exposure. There were no pending reviews as of January 31, 2023.
Prior to January 1, 2022, IDX did not collect U.S. sales and use tax from its customers for its services. During 2020, IDX engaged an external tax consultant to perform a full U.S. sales tax nexus study and analysis. IDX accrued and reflected historical liabilities in its financial statements and was filing Voluntary Disclosure Agreements (VDA) in relevant U.S. jurisdictions. Beginning January 1, 2022, IDX began collecting, reporting, and remitting appropriate U.S. sales tax from its customers in all applicable jurisdictions. As of January 31, 2023, the Company recorded an accrual of $1.5 million for IDX sales and use taxes that were not remitted prior to January 31, 2022.
Employee Benefit Plan
The Predecessor’s 401(k) plan (the “Predecessor’s 401(k) Plan”) was established in 2014 to provide retirement and incidental benefits for its employees. As allowed under Section 401(k) of the Internal
Revenue Code, the Predecessor’s 401(k) Plan provides
tax-deferred
salary deductions for eligible employees. Contributions
to the Predecessor’s 401(k) Plan are limited to a maximum amount as set periodically by the Internal Revenue Service. To date, the Company has not made any contributions to the Predecessor’s 401(k) Plan.

The Company maintains a separate defined contribution 401(k) plan, whereby legacy IDX employees meeting certain requirements are eligible to participate. For additional information, refer to Note 13 of the IDX financial statements included in this prospectus
. The Company contributed $0.1 million to the plan during the Successor Period.
General Litigation
In the ordinary course of business, the Company is involved in various disputes. In the opinion of management, the amount of liability, if any, resulting from the final resolution of these matters will not have a material impact on the Company’s consolidated financial position, results of operations, or cash flows. The Company was not involved in any pending litigation as of January 31, 2023.
Warranties and Indemnification
The Company’s enterprise cloud platform is typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with the Company’s online help documentation under normal use and circumstances.
The Company’s arrangements generally include certain provisions for indemnifying customers against liabilities if its services infringe a third-party’s intellectual property rights. To date, the Company has not incurred any material costs because of such obligations and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.
The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines, and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by the Company, arising out of that person’s services as the Company’s director or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains director and officer insurance coverage that would generally enable the Company to recover a portion of any future amounts paid. The Company may also be subject to indemnification obligations by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.
Purchase Commitments
The Company has a
non-cancelable
purchase commitment of $27.0 million related to five months of outsourced credit monitoring services provided to the Company’s largest customer as of January 31, 2023. The dollar amount and length of this commitment is determined by the customer’s exercise of annual option periods.